                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10487

Name of Fund: Hotchkis and Wiley Funds

Fund Address: 725 S. Figueroa Street, 39th Floor
              Los Angeles, CA 90017-5439

Name and address of agent for service: Anna Marie Lopez, Treasurer, Hotchkis and Wiley Capital Management, 725 S. Figueroa St. 39th Floor, Los Angeles, CA 90017-5439
        Mailing address: 725 S. Figueroa Street, 39th Floor
        Los Angeles, CA 90017-5439

Registrant's telephone number, including area code: (213) 430-1000

Date of fiscal year end: 06/30/03

Date of reporting period: 07/01/02 - 6/30/03

Item 1 - Attach shareholder report

[GRAPHIC]

LARGE CAP VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

JUNE 30, 2003

ANNUAL REPORT

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER................................   3

FUND PERFORMANCE DATA.............................   6

SCHEDULE OF INVESTMENTS:

  LARGE CAP VALUE FUND............................  11

  MID-CAP VALUE FUND..............................  13

  SMALL CAP VALUE FUND............................  15

  ALL CAP VALUE FUND..............................  17

STATEMENTS OF ASSETS AND LIABILITIES..............  18

STATEMENTS OF OPERATIONS..........................  19

STATEMENTS OF CHANGES IN NET ASSETS...............  20

FINANCIAL HIGHLIGHTS..............................  22

NOTES TO THE FINANCIAL STATEMENTS.................  26

REPORT OF INDEPENDENT AUDITORS....................  34

INDEPENDENT TRUSTEES, INTERESTED TRUSTEE AND
  OFFICERS........................................  35

DEAR SHAREHOLDER:
We are pleased to present you with this annual report for the Hotchkis and Wiley Funds. The following investment review and annual report represents the activities for the Funds for the fiscal year ended June 30, 2003.

OVERVIEW
As of June 30, 2003, the U.S. equity market managed to end the fiscal year in positive territory, fueled by a second quarter rally that generated the best quarterly performance for the S&P 500 Index and Nasdaq Composite Index since the fourth quarter of 1998 and 2001, respectively. The fiscal year began on a downbeat note as concerns regarding slow economic growth, corporate profitability and heightened expectations for a war with Iraq took a toll on the market. Equities moved higher in the fourth quarter of 2002 as expectations for corporate profitability improved. Nevertheless, the second half of the fiscal year began with major market indices posting losses, highlighted by poor economic data, and evidence of another corporate accounting scandal at HealthSouth. The last quarter of the fiscal year closed with a swift end to the war in Iraq and a growing consensus that favorable economic activity would materialize. The fiscal year ended with slight gains in the S&P 500 Index (+0.25%) and a significant increase to the Nasdaq Composite Index (+10.91%). Notably, the recovery was not driven by style as the market's bullish sentiment favored value and growth, which was in stark contrast to the late 1990's when style determined performance.

The current market is characterized as a stimulative economic and investment environment with historically low interest rates; a weak dollar; and tax cuts on wages, dividend income, and capital gains. Moreover, U.S. policy makers are determined to re-energize the economy. We believe the market will continue to be volatile, presenting opportunities to find value in "out-of-favor" stocks.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of 4.95%, 4.79%, 4.05% and 4.05%, respectively, outperforming both the passive S&P 500 Index return of 0.25% and the style-specific Russell 1000 Value Index return of -1.02%, for the one year ended June 30, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Dominating the Fund's outperformance was superior stock selection in the information technology and industrials sectors, collectively adding approximately 400 basis points to the Fund's relative performance during the one-year period, versus the S&P 500 Index. When considering the total attribution effect (sector allocation and security selection combined), the information technology sector added most to the Fund's upside, primarily benefiting from software holdings such as Computer Associates. After a sell-off throughout most of the fiscal year, Computer Associates recovered during the second quarter of 2003, gaining on strong quarterly earnings, in spite of disappointing results across the entire industry. Further outperformance can be found within the industrials sector as Tyco's stock price benefited from a successful transition in management and fading concerns over accounting irregularities and liquidity issues. The consumer discretionary sector presented some challenges for the Fund during the year. Despite a rally in the last quarter of the fiscal year, the volatility in the markets has left consumer confidence levels relatively low and left many economically sensitive stocks particularly hard hit. General Motors, Dana Corp., May Department Stores and Ford Motor Co. were among the Fund's worst performers. Additionally, TXU Corp. put pressure on the Fund's performance as the company incurred a large write-down and reduced its forward earnings guidance in October 2002 due to problems at its European subsidiary.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of 6.46%, 6.26%, 5.41%, and 5.40%, respectively, compared to the Russell Midcap Index return of 2.63% and the Russell Midcap Value Index return of -0.64%, for the one year ended June 30, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

The Fund's outperformance (vs. the Russell Midcap Index) was the direct result of stock selection in the information technology and consumer discretionary sectors. Specifically, in September 2002, we took advantage of low valuations by increasing our investments in the information technology sector. This helped the Fund's performance during the rest of the fiscal year as investments such as Computer Associates, Tellabs and Storage Technology had dramatic rebounds after we increased our positions. Within the consumer discretionary sector, Centex Corp. benefited from a resilient housing market. Additionally, the Fund's absolute performance benefited from holdings in the energy sector. Teekay Shipping's stock price rose as world oil tanker rates increased due to strong demand for tanker capacity as well as an increase in the premium for high quality tankers in the wake of the PRESTIGE disaster off the coast of Spain. An area of weakness in the Fund was the materials sector, with holdings in IMC Global and Millenium Chemicals declining over the period. IMC Global's stock price fell due to a first quarter loss, versus a profit in the previous year. Millenium Chemicals suffered from a surge in natural gas prices, which cut into the company's profit margins. Additionally, despite our increased investment and prior to a solid rebound in the second half of the fiscal year, Allmerica Financial was the Fund's lowest contributor to performance.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of 8.72%, 8.57%, 7.63% and 7.66%, respectively, strongly outperforming both the Russell 2000 Index return of -1.64% and the Russell 2000 Value Index return of -3.80%, for the one year ended June 30, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.) Small cap stocks moderately underperformed large cap stocks as the S&P 500 Index return of 0.25% outperformed the Russell 2000 Index by 189 basis points. With respect to style, growth outperformed value as the Russell 2000 Growth Index returned 0.69% versus -3.80% for the Russell 2000 Value Index.

The Fund's outperformance (vs. the Russell 2000 Index) was primarily from security selection within the consumer discretionary sector. Specifically, consumer discretionary holdings such as Brookfield Homes Corp., Toll Brothers Inc. and Beazer Homes USA benefited from a strong housing market buoyed by record low mortgage rates. Additionally, the information technology sector contributed to the Fund's absolute performance with holdings in Tellabs. The stock gained on cost cutting efforts made by company management. Relative weakness in the Fund was concentrated in the utilities sector, with names within electric utilities (OGE Energy Corp. and Northeast Utilities) and in the insurance sector (Allmerica) having the largest negative impact.

HOTCHKIS AND WILEY ALL CAP VALUE FUND
The Fund commenced operations on December 31, 2002. The investment review below discusses the Fund's performance for the six months ended June 30, 2003.

The Fund's Class I and A shares had total returns of 25.80% and 26.20%, respectively, outperforming both the S&P 500 Index return of 11.76% and the Russell 3000 Index return of 12.71%, for the six-months ended June 30, 2003. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.) Small caps outperformed large caps as the Russell 2000 Index return of 17.88% beat the S&P 500 Index by 612 basis points. With respect to style, growth outperformed value as the Russell 3000 Growth Index returned 13.49% versus 11.91% for the Russell 3000 Value Index.

Dominating the Fund's relative outperformance (vs. the S&P 500 Index) was superior stock selection in the financials, consumer discretionary and information technology sectors. When considering the total attribution effect (sector allocation and security selection combined), the financials sector added most to the Fund's upside, primarily benefiting from insurance holdings such as Allmerica Financial. Our decision to add to this position during previous lows helped performance, as the stock gained from fading concerns over the capital adequacy of the company's life insurance and annuity subsidiary. Within the information technology sector, the highest contributor to the Fund's upside was our position in Computer Associates. After a sell-off throughout most of 2002, the company recovered during the second quarter of 2003, gaining on strong quarterly earnings, in spite of disappointing results across the entire industry. Further outperformance can be found in the consumer discretionary sector with positions in Sears Roebuck & Co. and Toll Brothers Inc. Sears gained as the company made progress regarding the sale of its credit card business. Toll Brothers benefited from a strong housing market buoyed by record low mortgage rates. Offsetting the gains within consumer discretionary, J.C. Penney Co. put downward pressure on the Fund's absolute performance, declining on lowered market expectations for earnings and weak sales. Furthermore, relative weakness (vs. the S&P 500 Index) is attributable to security selection within the healthcare sector as Tenet Healthcare reported its second quarter results, lowering guidance for the next 12 months.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

     /s/ NANCY D. CELICK               /s/ GAIL BARDIN              /s/ SHELDON LIEBERMAN
Nancy D. Celick                 Gail Bardin                     Sheldon Lieberman
PRESIDENT                       PORTFOLIO MANAGER               PORTFOLIO MANAGER
                                LARGE CAP VALUE FUND            LARGE CAP VALUE FUND

        /s/ JIM MILES               /s/ STANLEY I. MAJCHER             /s/ DAVID GREEN
James Miles                     Stan Majcher                    David Green
PORTFOLIO MANAGER               PORTFOLIO MANAGER               PORTFOLIO MANAGER
MID-CAP VALUE FUND              MID-CAP VALUE FUND              SMALL CAP VALUE FUND
SMALL CAP VALUE FUND

        /s/ JOE HUBER                /s/ GEORGE H. DAVIS
Joe Huber                       George H. Davis
PORTFOLIO MANAGER               PORTFOLIO MANAGER
ALL CAP VALUE                   ALL CAP VALUE
FUND                            FUND

THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF JUNE 30, 2003. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

ABOUT FUND PERFORMANCE
The Funds currently offer up to four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and a distribution and service fee of 0.25%. Small Cap Value Fund Class A Shares may incur a 2.00% redemption fee if redeemed within 180 days of purchase.

CLASS B SHARES are subject to a maximum contingent deferred sales charge (CDSC) of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B Shares are subject to a distribution and service fee of 1.00%. These shares automatically convert to Class A Shares after approximately seven years.

CLASS C SHARES are subject to a distribution and service fee of 1.00%. In addition, Class C Shares are subject to a 1.00% CDSC if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Comparative Results" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B and Class C Shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of distribution and service fees applicable to each class, which are deducted from the income available to be paid to shareholders. Performance includes that of predecessor funds.

Investment by the Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund in small and medium-size companies presents greater risk than investment in larger, more established companies.

MARKET INDEXES
The following are definitions for indexes used in the performance summary graphs and tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500 INDEX, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

RUSSELL MIDCAP INDEX, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

RUSSELL 2000 INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

LARGE CAP FUND VALUE

TOTAL RETURN BASED ON A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                LARGE CAP VALUE FUND+ -
                         Class I Shares  S&P 500 Index++
       6/30/93                  $10,000          $10,000
       6/30/94                  $10,340           $9,861
       6/30/95                  $12,460          $12,091
       6/30/96                  $14,956          $14,885
       6/30/97                  $18,867          $19,647
       6/30/98                  $23,131          $25,167
       6/30/99                  $24,824          $30,469
     6/30/2000                  $19,905          $32,286
     6/30/2001                  $26,254          $27,177
     6/30/2002                  $26,154          $21,970
     6/30/2003                  $27,450          $21,630

COMPARATIVE RESULTS+++

                                                           1 YEAR         5 YEARS      10 YEARS

-----------------------------------------------------------------------------------------------
 CLASS I
                       Average annual total return              4.95%           3.48%   10.63%
 CLASS A(a)
                       Average annual total return
                       (with sales charge)(b)                  -0.71%           2.24%    9.87%
                       Average annual total return
                       (without sales charge)                   4.79%           3.35%   10.47%
 CLASS B(a)
                       Average annual total return
                       (with sales charge)(b)                  -0.95%           2.15%    9.56%
                       Average annual total return
                       (without sales charge)                   4.05%           2.51%    9.56%
 CLASS C(a)
                       Average annual total return
                       (with sales charge)(b)                   3.05%           2.50%    9.55%
                       Average annual total return
                       (without sales charge)                   4.05%           2.50%    9.55%
 S&P 500 INDEX
                       Average annual total return              0.25%          -1.61%   10.05%

(a) RETURNS SHOWN FOR CLASS A, B, AND C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS A -- 10/26/01; CLASS B AND C -- 2/4/02.)

(b) RETURNS SHOWN FOR CLASS A, B, AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.
++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.
+++ FUND RETURNS DURING THE 10-YEAR PERIOD SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

MID-CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                MID-CAP VALUE FUND+ -
                       Class I Shares  Russell Midcap Index++
        1/2/97                $10,000                 $10,000
       6/30/97                $11,669                 $11,306
       6/30/98                $13,419                 $13,921
       6/30/99                $14,446                 $15,252
     6/30/2000                $15,949                 $16,934
     6/30/2001                $22,386                 $16,854
     6/30/2002                $23,455                 $15,077
     6/30/2003                $24,970                 $15,223

COMPARATIVE RESULTS+++

                                                       1 YEAR     5 YEARS      SINCE 1/2/97*

--------------------------------------------------------------------------------------------
 CLASS I
                       Average annual total return      6.46%          13.22%     15.14%
 CLASS A(a)
                       Average annual total return
                       (with sales charge)(b)           0.69%          11.74%     13.94%
                       Average annual total return
                       (without sales charge)           6.26%          12.95%     14.89%
 CLASS B(a)
                       Average annual total return
                       (with sales charge)(b)           0.41%          11.83%     13.97%
                       Average annual total return
                       (without sales charge)           5.41%          12.09%     13.97%
 CLASS C(a)
                       Average annual total return
                       (with sales charge)(b)           4.40%          12.11%     13.98%
                       Average annual total return
                       (without sales charge)           5.40%          12.11%     13.98%
 RUSSELL MIDCAP
                       Average annual total return      2.63%           3.35%      8.32%

(a) RETURNS SHOWN FOR CLASS A, B, AND C SHARES FOR THE PERIOD PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIOD AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATE: CLASS A, B, C -- 1/2/01.)

(b) RETURNS SHOWN FOR CLASS A, B, AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL MIDCAP INDEX.
++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH REPRESENTS APPROXIMATELY 26% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 1000 INDEX.
+++ FUND RETURNS DURING THE PERIOD SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

* INCEPTION DATE OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                SMALL CAP VALUE FUND+ -
                         Class I Shares  Russell 2000 Index ++
       6/30/93                  $10,000                $10,000
       6/30/94                  $10,377                $10,298
       6/30/95                  $11,911                $12,170
       6/30/96                  $13,606                $14,859
       6/30/97                  $17,652                $17,022
       6/30/98                  $21,578                $19,587
       6/30/99                  $18,502                $19,604
     6/30/2000                  $15,060                $22,121
     6/30/2001                  $23,447                $21,926
     6/30/2002                  $28,241                $19,773
     6/30/2003                  $30,702                $19,162

COMPARATIVE RESULTS+++

                                                           1 YEAR      5 YEARS  10 YEARS

----------------------------------------------------------------------------------------
 CLASS I
                       Average annual total return              8.72%   7.31%    11.87%
 CLASS A(a)
                       Average annual total return
                       (with sales charge)(b)                   2.87%   6.30%    11.16%
                       Average annual total return
                       (without sales charge)                   8.57%   7.45%    11.76%
 CLASS B(a)
                       Average annual total return
                       (with sales charge)(b)                   2.63%   5.98%    10.79%
                       Average annual total return
                       (without sales charge)                   7.63%   6.30%    10.79%
 CLASS C(a)
                       Average annual total return
                       (with sales charge)(b)                   6.66%   6.30%    10.79%
                       Average annual total return
                       (without sales charge)                   7.66%   6.30%    10.79%
 RUSSELL 2000 INDEX
                       Average annual total return             -1.64%   0.97%     8.24%

(a) RETURNS SHOWN FOR CLASS A, B, AND C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS A -- 10/6/00; CLASS B AND C -- 2/4/02.)

(b) RETURNS SHOWN FOR CLASS A, B, AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $3 BILLION.
++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.
+++ FUND RETURNS DURING THE 10-YEAR PERIOD SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

ALL CAP VALUE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 ALL CAP VALUE FUND+ -
                        Class I Shares  S&P 500 Index++
     12/31/2002                $10,000          $10,000
      1/31/2003                $10,010           $9,738
      2/28/2003                 $9,630           $9,592
      3/31/2003                 $9,820           $9,685
      4/30/2003                $10,860          $10,483
      5/31/2003                $12,300          $11,035
      6/30/2003                $12,580          $11,176

COMPARATIVE RESULTS+++

                                                                    SINCE
                                                                 12/31/02(A)

----------------------------------------------------------------------------
 CLASS I
                       Aggregate total return                      25.80%
 CLASS A
                       Aggregate total return (with sales
                       charge)(b)                                  19.57%
                       Aggregate total return (without sales
                       charge)                                     26.20%
 S&P 500 INDEX
                       Aggregate total return                      11.76%

(a) INCEPTION OF CLASS.

(b) RETURN SHOWN FOR CLASS A SHARES HAS BEEN ADJUSTED TO REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES.
++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.
+++ FUND RETURNS DURING THE PERIOD SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 92.48%                           HELD       VALUE

--------------------------------------------------------------
AUTO COMPONENTS -- 0.66%

Dana Corporation                           26,700  $   308,652
 .............................................................

Delphi Automotive Systems                  22,549      194,598
--------------------------------------------------------------
                                                       503,250
--------------------------------------------------------------
AUTOMOBILES -- 0.83%

Ford Motor Company                         57,139      627,958
--------------------------------------------------------------
CHEMICALS -- 1.35%

The Dow Chemical Company                   25,522      790,161
 .............................................................

Eastman Chemical Company                    7,300      231,191
--------------------------------------------------------------
                                                     1,021,352
--------------------------------------------------------------
COMMERCIAL BANKS -- 2.27%

KeyCorp                                    37,000      934,990
 .............................................................

UnionBanCal Corporation                    18,900      781,893
--------------------------------------------------------------
                                                     1,716,883
--------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.88%

Cendant Corporation (A)                    82,600    1,513,232
 .............................................................

Waste Management, Inc.                     90,700    2,184,963
--------------------------------------------------------------
                                                     3,698,195
--------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.59%

Gateway, Inc. (A)                         330,800    1,207,420
--------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.47%

CIT Group, Inc.                            81,000    1,996,650
 .............................................................

Principal Financial Group, Inc.            66,600    2,147,850
--------------------------------------------------------------
                                                     4,144,500
--------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.30%

ALLTEL Corporation                         11,800      568,996
 .............................................................

AT&T Corporation                            9,900      190,575
 .............................................................

SBC Communications, Inc.                    3,017       77,084
 .............................................................

Verizon Communications, Inc.                3,776      148,963
--------------------------------------------------------------
                                                       985,618
--------------------------------------------------------------
ELECTRIC UTILITIES -- 6.33%

American Electric Power Company            66,600    1,986,678
 .............................................................

Cinergy Corporation                         6,000      220,740
 .............................................................

DTE Energy Company                         13,200      510,048
 .............................................................
COMMON                                    SHARES
STOCKS -- 92.48%                           HELD       VALUE

--------------------------------------------------------------

Entergy Corporation                        18,900  $   997,542
 .............................................................

FirstEntergy Corporation                   18,900      726,705
 .............................................................

OGE Energy Corporation                     16,500      352,605
--------------------------------------------------------------
                                                     4,794,318
--------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.38%

Albertson's Inc.                           14,800      284,160
--------------------------------------------------------------
FOOD PRODUCTS -- 0.19%

Sara Lee Corporation                        7,600      142,956
--------------------------------------------------------------
GAS UTILITIES -- 0.27%

People's Energy Corporation                 4,700      201,583
--------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.57%

Bausch & Lomb Inc.                         31,800    1,192,500
--------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 5.03%

Aetna Inc.                                 39,100    2,353,820
 .............................................................

Tenet Healthcare Corporation (A)          125,200    1,458,580
--------------------------------------------------------------
                                                     3,812,400
--------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 6.44%

Mandalay Resort Group                      52,400    1,668,940
 .............................................................

Park Place Entertainment Corporation (A)   82,400      749,016
 .............................................................

Yum! Brands, Inc. (A)                      83,100    2,456,436
--------------------------------------------------------------
                                                     4,874,392
--------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.86%

Fortune Brands, Inc.                       19,600    1,023,120
 .............................................................

Lennar Corporation                         24,600    1,758,900
 .............................................................

Lennar Corporation -- B Shares              2,060      141,522
--------------------------------------------------------------
                                                     2,923,542
--------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.99%

Tyco International Limited                119,200    2,262,416
--------------------------------------------------------------
INSURANCE -- 14.86%

Allmerica Financial Corporation            94,400    1,698,256
 .............................................................

The Allstate Corporation                   61,400    2,188,910
 .............................................................

MetLife, Inc.                             117,550    3,329,016
 .............................................................

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 92.48%                           HELD       VALUE

--------------------------------------------------------------

Prudential Financial, Inc.                 65,200  $ 2,193,980
 .............................................................

The St. Paul Companies, Inc.               50,600    1,847,406
--------------------------------------------------------------
                                                    11,257,568
--------------------------------------------------------------
IT SERVICES -- 3.17%

Electronic Data Systems Corporation       112,100    2,404,545
--------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.53%

Eastman Kodak Company                      42,300    1,156,905
--------------------------------------------------------------
METALS & MINING -- 2.92%

Alcoa Inc.                                 86,748    2,212,074
--------------------------------------------------------------
MULTILINE RETAIL -- 9.17%

The May Department Stores Company          31,500      701,190
 .............................................................

J.C. Penney Company, Inc.                 151,000    2,544,350
 .............................................................

Sears, Roebuck & Company                  109,900    3,697,036
--------------------------------------------------------------
                                                     6,942,576
--------------------------------------------------------------
MULTI-UTILITIES -- 0.81%

SCANA Corporation                          17,796      610,047
--------------------------------------------------------------
OIL & GAS -- 2.93%

Occidental Petroleum Corporation           17,800      597,190
 .............................................................

Sunoco, Inc.                               23,810      898,589
 .............................................................

Teekay Shipping Corporation                16,800      720,720
--------------------------------------------------------------
                                                     2,216,499
--------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 92.48%                           HELD       VALUE

--------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.14%

International Paper Company                 6,400  $   228,672
 .............................................................

Weyerhaeuser Company                       11,700      631,800
--------------------------------------------------------------
                                                       860,472
--------------------------------------------------------------
SOFTWARE -- 4.52%

Computer Associates International, Inc.   153,600    3,422,208
--------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.43%

Washington Mutual, Inc.                    26,200    1,082,060
--------------------------------------------------------------
TOBACCO -- 4.60%

Altria Group, Inc.                         76,600    3,480,705
--------------------------------------------------------------
Total investments -- 92.48%
  (cost -- $59,258,383)                             70,039,102
 .............................................................

Time deposit* -- 4.71%                               3,567,450
 .............................................................

Other assets less liabilities -- 2.81%               2,128,378
...............................................................
--------------------------------------------------------------

Net Assets -- 100.00%                              $75,734,930
--------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.61% AND MATURES ON 07/01/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                     SHARES
STOCKS -- 94.81%                            HELD        VALUE

-----------------------------------------------------------------
AUTO COMPONENTS -- 1.54%

Dana Corporation                            335,800  $  3,881,848
-----------------------------------------------------------------
BIOTECHNOLOGY -- 0.48%

Medarex, Inc. (A)                           182,100     1,200,039
-----------------------------------------------------------------
CHEMICALS -- 5.90%

Celanese AG                                 144,160     3,459,840
 ................................................................

Eastman Chemical Company                     57,700     1,827,359
 ................................................................

FMC Corporation (A)                         265,200     6,001,476
 ................................................................

IMC Global Inc.                             200,400     1,344,684
 ................................................................

Millenium Chemicals, Inc.                   231,900     2,205,369
-----------------------------------------------------------------
                                                       14,838,728
-----------------------------------------------------------------
COMMERCIAL BANKS -- 2.01%

KeyCorp                                     108,350     2,738,005
 ................................................................

UnionBanCal Corporation                      56,100     2,320,857
-----------------------------------------------------------------
                                                        5,058,862
-----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.96%

Allied Waste Industries, Inc. (A)           456,000     4,582,800
 ................................................................

Cendant Corporation (A)                     270,600     4,957,392
 ................................................................

Valassis Communications (A)                 211,300     5,434,636
-----------------------------------------------------------------
                                                       14,974,828
-----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.10%

Tellabs, Inc. (A)                           418,900     2,752,173
-----------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.84%

Gateway, Inc. (A)                         1,267,500     4,626,375
-----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.56%
CIT Group, Inc.                             308,400     7,602,060
 ................................................................

Principal Financial Group                   119,900     3,866,775
-----------------------------------------------------------------
                                                       11,468,835
-----------------------------------------------------------------
ELECTRIC UTILITIES -- 6.95%

Alliant Energy Corporation                  160,300     3,050,509
 ................................................................

American Electric Power Company             138,000     4,116,540
 ................................................................
Constellation Energy Group, Inc.             56,900     1,951,670
 ................................................................

DTE Energy Company                           21,400       826,896
 ................................................................

Entergy Corporation                          11,500       606,970
 ................................................................
COMMON                                     SHARES
STOCKS -- 94.81%                            HELD        VALUE

-----------------------------------------------------------------

FirstEnergy Corporation                      10,517  $    404,379
 ................................................................

Northeast Utilities                         207,600     3,475,224
 ................................................................

OGE Energy Corporation                       86,400     1,846,368
 ................................................................

Wisconsin Energy Corporation                 41,400     1,200,600
-----------------------------------------------------------------
                                                       17,479,156
-----------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.91%

Albertson's Inc.                             48,600       933,120
 ................................................................

Safeway Inc. (A)                             65,800     1,346,268
-----------------------------------------------------------------
                                                        2,279,388
-----------------------------------------------------------------
GAS UTILITIES -- 0.38%

Sempra Energy                                33,900       967,167
-----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.96%

Bausch & Lomb, Inc.                          91,500     3,431,250
 ................................................................

Thoratec Corporation (A)                    100,231     1,493,442
-----------------------------------------------------------------
                                                        4,924,692
-----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.17%

Aetna, Inc.                                 114,700     6,904,940
 ................................................................

Tenet Healthcare (A)                        307,900     3,587,035
-----------------------------------------------------------------
                                                       10,491,975
-----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 6.01%

Jack in the Box, Inc. (A)                   102,700     2,290,210
 ................................................................

Mandalay Resort Group                       158,600     5,051,410
 ................................................................

Park Place Entertainment Corporation (A)    291,300     2,647,917
 ................................................................

Yum! Brands, Inc. (A)                       173,100     5,116,836
-----------------------------------------------------------------
                                                       15,106,373
-----------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.60%

Centex Corporation                           74,000     5,756,460
 ................................................................

Furniture Brands
  International, Inc. (A)                   106,400     2,777,040
 ................................................................

Toll Brothers, Inc. (A)                     195,300     5,528,943
-----------------------------------------------------------------
                                                       14,062,443
-----------------------------------------------------------------
INSURANCE -- 9.41%

Allmerica Financial Corporation             569,900    10,252,501
 ................................................................

CNA Financial Corporation (A)               136,624     3,360,950
 ................................................................

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                     SHARES
STOCKS -- 94.81%                            HELD        VALUE

-----------------------------------------------------------------

Lincoln National Corporation                 95,700  $  3,409,791
 ................................................................

The St. Paul Companies, Inc.                181,200     6,615,612
-----------------------------------------------------------------
                                                       23,638,854
-----------------------------------------------------------------
IT SERVICES -- 2.70%

Electronic Data Systems Corporation         316,000     6,778,200
-----------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 3.89%

Brunswick Corporation                       235,600     5,894,712
 ................................................................

Eastman Kodak Company                       141,900     3,880,965
-----------------------------------------------------------------
                                                        9,775,677
-----------------------------------------------------------------
MACHINERY -- 1.33%

Joy Global, Inc. (A)                        226,300     3,342,451
-----------------------------------------------------------------
METALS & MINING -- 2.85%

Alcan, Inc.                                 228,800     7,159,152
-----------------------------------------------------------------
MULTILINE RETAIL -- 5.50%
J.C. Penney Company, Inc.                   336,100     5,663,285
 ................................................................

Sears, Roebuck & Company                    242,300     8,150,972
-----------------------------------------------------------------
                                                       13,814,257
-----------------------------------------------------------------
OIL & GAS -- 5.10%

Sunoco, Inc.                                166,244     6,274,049
 ................................................................

Teekay Shipping Corporation                 152,700     6,550,830
-----------------------------------------------------------------
                                                       12,824,879
-----------------------------------------------------------------
REAL ESTATE -- 6.83%

AMB Property Corporation                    100,200     2,822,634
 ................................................................

American Financial Reality Trust            414,400     6,178,704
 ................................................................

Friedman Billings Ramsey Group               30,300       406,020
 ................................................................

LNR Property Corporation                    137,200     5,131,280
 ................................................................

Ventas, Inc.                                172,900     2,619,434
-----------------------------------------------------------------
                                                       17,158,072
-----------------------------------------------------------------
SOFTWARE -- 4.74%

Activision, Inc. (A)                        232,600     3,005,192
 ................................................................

Computer Associates International, Inc.     312,400     6,960,272
 ................................................................
COMMON                                     SHARES
STOCKS -- 94.81%                            HELD        VALUE

-----------------------------------------------------------------

Compuware Corporation (A)                   188,300  $  1,086,491
 ................................................................

Parametric Technical Corporation (A)        286,200       872,910
-----------------------------------------------------------------
                                                       11,924,865
-----------------------------------------------------------------
SPECIALTY RETAIL -- 2.08%

Foot Locker, Inc.                           394,100     5,221,825
-----------------------------------------------------------------
TEXTILES, APPARELS & LUXURY GOODS -- 0.07%

Reebok International Limited                  4,900       164,787
-----------------------------------------------------------------
TOBACCO -- 0.95%

Loews Corporation -- Carolina Group          88,100     2,378,700
-----------------------------------------------------------------
Total investments -- 94.81%
  (cost -- $213,611,132)                              238,294,601
 ................................................................

Time deposit* -- 2.17%                                  5,462,037
 ................................................................

Other assets less liabilities -- 3.02%                  7,578,266
..................................................................
-----------------------------------------------------------------

Net assets -- 100.00%                                $251,334,904
-----------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.61% AND MATURES ON 07/01/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 96.12%                           HELD       VALUE

---------------------------------------------------------------
AIRLINES -- 2.56%

Airtran Holdings Inc. (A)                 637,800  $  6,677,766
---------------------------------------------------------------
AUTO COMPONENTS -- 0.99%

Dana Corporation                          224,000     2,589,440
---------------------------------------------------------------
BIOTECHNOLOGY -- 0.53%

Medarex, Inc. (A)                         209,500     1,380,605
---------------------------------------------------------------
COMMERCIAL BANKS -- 1.49%

Berkshire Hills Bancorp, Inc.              67,268     1,910,411
 ..............................................................

Provident Financial Services              104,000     1,981,200
---------------------------------------------------------------
                                                      3,891,611
---------------------------------------------------------------
CHEMICALS -- 4.57%

Agrium Inc.                               270,300     2,962,488
 ..............................................................

Celanese AG                                95,440     2,290,560
 ..............................................................

FMC Corporation (A)                       246,700     5,582,821
 ..............................................................

IMC Global, Inc.                          165,000     1,107,150
---------------------------------------------------------------
                                                     11,943,019
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 13.63%

Allied Waste Industries, Inc. (A)         512,000     5,145,600
 ..............................................................

Bowne & Co., Inc.                         436,300     5,684,989
 ..............................................................

John H. Harland Company                   212,600     5,561,616
 ..............................................................

Heidrick & Struggles
  International, Inc. (A)                 323,418     4,081,535
 ..............................................................

Kelly Services Inc.                       120,000     2,814,000
 ..............................................................

Mac-Gray Corporation (A)                   40,300       159,991
 ..............................................................

Spherion Corporation (A)                  486,300     3,379,785
 ..............................................................

Valassis Communications, Inc. (A)         341,200     8,775,664
---------------------------------------------------------------
                                                     35,603,180
---------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.02%

Gateway, Inc. (A)                         731,900     2,671,435
---------------------------------------------------------------
ELECTRIC UTILTIIES -- 4.41%

Alliant Energy Corporation                112,200     2,135,166
 ..............................................................

Northeast Utilities                       560,900     9,389,466
---------------------------------------------------------------
                                                     11,524,632
---------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 96.12%                           HELD       VALUE

---------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.02%

Pathmark Stores Inc. (A)                  370,400  $  2,833,560
 ..............................................................

Topps Inc.                                284,600     2,444,714
---------------------------------------------------------------
                                                      5,278,274
---------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.91%

Bausch & Lomb, Inc.                        94,700     3,551,250
 ..............................................................

Rotech Healthcare Inc. (A)                328,700     7,198,530
 ..............................................................

Thoratec Corporation (A)                  138,852     2,068,895
---------------------------------------------------------------
                                                     12,818,675
---------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.81%

Lifepoint Hospitals (A)                   135,800     2,843,652
 ..............................................................

US Oncology, Inc. (A)                     255,255     1,886,334
---------------------------------------------------------------
                                                      4,729,986
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 8.83%

Isle of Capri Casinos, Inc. (A)           232,200     3,838,266
 ..............................................................

Jack in the Box, Inc. (A)                  62,500     1,393,750
 ..............................................................

La Quinta Properties Inc. (A)             326,900     1,408,939
 ..............................................................

Lone Star Steakhouse & Saloon, Inc.       300,097     6,533,112
 ..............................................................

Magna Entertainment Corporation (A)       112,300       561,500
 ..............................................................

Mandalay Resort Group                     293,000     9,332,050
---------------------------------------------------------------
                                                     23,067,617
---------------------------------------------------------------
HOUSEHOLD DURABLES -- 11.47%

Beazer Homes USA, Inc. (A)                123,800    10,337,300
 ..............................................................

Brookfield Homes Corporation              379,000     5,844,180
 ..............................................................

Furniture Brands
  International, Inc. (A)                 129,600     3,382,560
 ..............................................................

M.D.C. Holdings, Inc.                      13,750       663,850
 ..............................................................

Toll Brothers, Inc. (A)                   343,600     9,727,316
---------------------------------------------------------------
                                                     29,955,206
---------------------------------------------------------------
INSURANCE -- 4.64%

Allmerica Financial Corporation           674,300    12,130,657
---------------------------------------------------------------
MACHINERY -- 2.57%

Joy Global, Inc. (A)                      453,800     6,702,626
---------------------------------------------------------------
METALS & MINING -- 0.44%

Steel Dynamics, Inc. (A)                   83,600     1,145,320
---------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 96.12%                           HELD       VALUE

---------------------------------------------------------------
OIL & GAS -- 1.98%

General Maritime Corporation (A)          265,900  $  2,698,885
 ..............................................................

Teekay Shipping Corporation                57,800     2,479,620
---------------------------------------------------------------
                                                      5,178,505
---------------------------------------------------------------
REAL ESTATE -- 13.40%

AMB Property Corporation                  137,700     3,879,009
 ..............................................................

American Financial Realty Trust            92,800     1,383,648
 ..............................................................

American Financial Realty Trust 144A (R)  488,000     7,276,080
 ..............................................................

Arden Realty Group, Inc.                   99,200     2,574,240
 ..............................................................

First Industrial Realty Trust             130,300     4,117,480
 ..............................................................

Friedman Billings Ramsey Group            281,120     3,767,008
 ..............................................................

LNR Property Corporation                  229,300     8,575,820
 ..............................................................

Ventas, Inc.                              184,300     2,792,145
 ..............................................................

Winston Hotels, Inc.                       77,900       636,443
---------------------------------------------------------------
                                                     35,001,873
---------------------------------------------------------------
ROAD & RAIL -- 1.58%

USF Corporation                           152,700     4,118,319
---------------------------------------------------------------
SOFTWARE -- 4.81%

Activision, Inc. (A)                      444,750     5,746,170
 ..............................................................

Compuware Corporation (A)                 793,700     4,579,649
 ..............................................................

Parametric Technology Corporation (A)     733,900     2,238,395
---------------------------------------------------------------
                                                     12,564,214
---------------------------------------------------------------
SPECIALTY RETAIL -- 4.82%

Foot Locker, Inc.                         233,600     3,095,200
 ..............................................................

Genesco, Inc. (A)                         219,900     3,892,230
 ..............................................................

Group 1 Automotive Inc. (A)                78,300     2,537,703
 ..............................................................

Stage Stores, Inc. (A)                    100,000     2,350,000
 ..............................................................

United Auto Group Inc. (A)                 32,400       705,672
---------------------------------------------------------------
                                                     12,580,805
---------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 3.66%

Evertrust Financial Group, Inc.            25,600       588,544
 ..............................................................

Klamath First Bancorp Inc.                135,300     2,275,746
 ..............................................................
COMMON                                    SHARES
STOCKS -- 96.12%                           HELD       VALUE

---------------------------------------------------------------

Tierone Corporation (A)                   235,700  $  4,589,079
 ..............................................................

Timberland Bancorp                         92,800     2,104,704
---------------------------------------------------------------
                                                      9,558,073
---------------------------------------------------------------
Total investments -- 96.12%
  (cost -- $219,063,321)                            251,111,838
 ..............................................................

Time deposit* -- 2.78%                                7,269,582
 ..............................................................

Other assets less liabilities -- 1.10%                2,871,824
................................................................
---------------------------------------------------------------

Net assets -- 100.00%                              $261,253,244
---------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

(R) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFED INSTITUTIONAL BUYERS.

* -- TIME DEPOSIT BEARS INTEREST AT 0.61% AND MATURES ON 07/01/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2003
--------------------------------------------------------------------------------
                               ALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 97.17%                           HELD     VALUE

------------------------------------------------------------
CHEMICALS -- 0.83%

FMC Corporation (A)                        1,300  $   29,419
------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.79%

Cendant Corporation (A)                    2,600      47,632
 ...........................................................

Waste Management, Inc.                     5,100     122,859
------------------------------------------------------------
                                                     170,491
------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.16%

Gateway, Inc. (A)                         11,300      41,245
------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 8.32%

CIT Group Inc.                             3,900      96,135
 ...........................................................

Principal Financial Group                  6,200     199,950
------------------------------------------------------------
                                                     296,085
------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.06%

Tenet Healthcare (A)                       6,300      73,395
------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.94%

Mandalay Resort Group                      3,200     101,920
 ...........................................................

Yum! Brands Inc. (A)                       2,500      73,900
------------------------------------------------------------
                                                     175,820
------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.06%

Toll Brothers, Inc. (A)                    5,100     144,381
------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.07%

Tyco International Limited                 2,000      37,960
------------------------------------------------------------
INSURANCE -- 24.39%

Allmerica Financial Corporation           28,200     507,318
 ...........................................................

Metlife Inc.                               6,100     172,752
 ...........................................................

Prudential Financial                       3,100     104,315
 ...........................................................

The St. Paul Companies, Inc.               2,300      83,973
------------------------------------------------------------
                                                     868,358
------------------------------------------------------------
IT SERVICES -- 6.57%

Electronic Data Systems Corporation       10,900     233,805
------------------------------------------------------------
MACHINERY -- 2.24%

Miller Industries Inc. / Tennessee (A)    23,400      79,794
------------------------------------------------------------
METALS & MINING -- 0.93%

Alcoa Inc.                                 1,300      33,150
------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 97.17%                           HELD     VALUE

------------------------------------------------------------
MULTILINE RETAIL -- 18.34%

J.C. Penney Company, Inc.                 10,800  $  181,980
 ...........................................................

Sears Roebuck & Company                   14,000     470,960
------------------------------------------------------------
                                                     652,940
------------------------------------------------------------
REAL ESTATE -- 6.78%

American Financial Realty Trust            9,700     144,627
 ...........................................................

American Financial Realty Trust 144A (R)   2,000      29,820
 ...........................................................

Friedman Billings Ramsey Group             5,000      67,000
------------------------------------------------------------
                                                     241,447
------------------------------------------------------------
SOFTWARE -- 7.76%

Computer Associates International, Inc.   12,400     276,272
------------------------------------------------------------
TOBACCO -- 2.94%

Altria Group Inc.                          2,300     104,512
------------------------------------------------------------
Total investments -- 97.17%
  (cost -- $3,180,569)                             3,459,074
 ...........................................................

Time deposit* -- 0.41%                                14,440
 ...........................................................

Other assets less liabilities -- 2.42%                86,253
.............................................................
------------------------------------------------------------

Net assets -- 100.00%                             $3,559,767
------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

(R) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFED INSTITUTIONAL BUYERS.

* -- TIME DEPOSIT BEARS INTEREST AT 0.61% AND MATURES ON 07/01/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003

                                LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE  ALL CAP VALUE
                                     FUND            FUND            FUND            FUND

----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*......    $70,039,102    $238,294,601    $251,111,838     $3,459,074
  Time deposit................      3,567,450       5,462,037       7,269,582         14,440
  Dividends and interest
    receivable................        216,183         383,541         463,788          5,360
  Receivable for investments
    sold......................        400,045       1,015,239       1,863,791         62,776
  Receivable for Fund shares
    sold......................      2,310,178       7,704,137       2,931,880        100,000
                                  -----------    ------------    ------------     ----------
      Total assets............    $76,532,958    $252,859,555    $263,640,879     $3,641,650
                                  -----------    ------------    ------------     ----------
LIABILITIES:
  Payable for investments
    purchased.................    $   666,100    $    970,534    $  2,018,589     $   69,529
  Payable for Fund shares
    repurchased...............         92,543         468,105         266,232             --
  Accrued expenses and other
    liabilities...............         39,385          86,012         102,814         12,354
                                  -----------    ------------    ------------     ----------
      Total liabilities.......        798,028       1,524,651       2,387,635         81,883
                                  -----------    ------------    ------------     ----------
      Net assets..............    $75,734,930    $251,334,904    $261,253,244     $3,559,767
                                  ===========    ============    ============     ==========
NET ASSETS CONSIST OF:
  Paid in capital.............    $65,494,382    $226,238,487    $229,993,087     $3,263,036
  Undistributed net investment
    income....................        331,538         691,015         113,238          3,113
  Undistributed net realized
    gains (losses) on
    securities................       (871,709)       (278,067)       (901,598)        15,113
  Net unrealized appreciation
    of securities.............     10,780,719      24,683,469      32,048,517        278,505
                                  -----------    ------------    ------------     ----------
      Net assets..............    $75,734,930    $251,334,904    $261,253,244     $3,559,767
                                  ===========    ============    ============     ==========
CALCULATION OF NET ASSET VALUE
  PER SHARE -- CLASS A
  Net assets..................    $28,704,043    $ 60,159,446    $111,207,700     $       13
  Shares outstanding
    (unlimited shares of
    $0.001 par value
    authorized)...............      1,882,618       3,416,947       3,194,261              1
  Net asset value per share...    $     15.25    $      17.61    $      34.81     $    12.62
                                  ===========    ============    ============     ==========
PUBLIC OFFERING PRICE PER
  SHARE -- CLASS A
  ($15.25 divided by .9475,
    $17.61 divided by .9475,
    $34.81 divided by .9475,
    $12.62 divided by .9475)..    $     16.09    $      18.58    $      36.74     $    13.32
                                  ===========    ============    ============     ==========
CALCULATION OF NET ASSET VALUE
  PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE --
  CLASS B
  Net assets..................    $   545,696    $ 13,562,104    $  4,689,257
  Shares outstanding
    (unlimited shares of
    $0.001 par value
    authorized)...............         36,055         781,300         137,517
  Net asset value per share...    $     15.14    $      17.36    $      34.10
                                  ===========    ============    ============
CALCULATION OF NET ASSET VALUE
  PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE --
  CLASS C
  Net assets..................    $ 2,408,300    $ 15,209,368    $  8,676,271
  Shares outstanding
    (unlimited shares of
    $0.001 par value
    authorized)...............        158,991         875,203         254,209
  Net asset value per share...    $     15.15    $      17.38    $      34.13
                                  ===========    ============    ============
CALCULATION OF NET ASSET VALUE
  PER SHARE AND PUBLIC
  OFFERING PRICE PER SHARE --
  CLASS I
  Net assets..................    $44,076,891    $162,403,986    $136,680,016     $3,559,754
  Shares outstanding
    (unlimited shares of
    $0.001 par value
    authorized)...............      2,887,936       9,205,077       3,956,553        283,080
  Net asset value per share...    $     15.26    $      17.64    $      34.55     $    12.58
                                  ===========    ============    ============     ==========

*Cost of Investments..........    $59,258,383    $213,611,132    $219,063,321     $3,180,569
                                  ===========    ============    ============     ==========

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2003

                                LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE  ALL CAP VALUE
                                     FUND            FUND            FUND            FUND+

----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends.................    $1,241,138      $ 2,850,349     $ 2,270,049      $ 10,290
    Interest..................        15,825           32,493          62,398           146
    Other.....................           907               --          60,979            --
                                  ----------      -----------     -----------      --------
        Total Income..........     1,257,870        2,882,842       2,393,426        10,436
                                  ----------      -----------     -----------      --------
EXPENSES:
  Advisory fees...............       397,860        1,064,516       1,134,911         4,906
  Professional fees and
    expenses..................        31,748           56,966          58,041           221
  Custodian fees and
    expenses..................         9,455           16,046          14,152         1,612
  Transfer agent fees and
    expenses..................        91,555          271,878         348,373         7,992
  Accounting fees and
    expenses..................        58,815           68,138          69,301        21,267
  Administration fees.........        50,764          135,619         144,610           619
  Trustees' fees and
    expenses..................         6,839           16,958          18,669            33
  Reports to shareholders.....        12,812           31,556          33,511           295
  Registration fees...........        40,385           50,189          51,462            --
  Distribution and service
    fees -- Class A...........        36,333           78,811         118,755            --
  Distribution and service
    fees -- Class B...........         3,488          105,974          17,956            --
  Distribution and service
    fees -- Class C...........        13,761           96,823          50,007            --
  Other expenses..............         9,318           23,096          24,222         1,792
                                  ----------      -----------     -----------      --------
      Total expenses..........       763,133        2,016,570       2,083,970        38,737
  Less, expense waiver........      (153,790)        (104,786)        (42,281)      (31,414)
                                  ----------      -----------     -----------      --------
      Net expenses............       609,343        1,911,784       2,041,689         7,323
                                  ----------      -----------     -----------      --------
  Net investment income.......       648,527          971,058         351,737         3,113
                                  ----------      -----------     -----------      --------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
    Net realized gains
      (losses) on
      securities..............        62,972         (290,749)      3,442,200        15,113
    Net change in unrealized
      appreciation/
      depreciation of
      securities..............     4,583,327       22,562,435      25,466,956       278,505
                                  ----------      -----------     -----------      --------
  Net gains on investments....     4,646,299       22,271,686      28,909,156       293,618
                                  ----------      -----------     -----------      --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...    $5,294,826      $23,242,744     $29,260,893      $296,731
                                  ==========      ===========     ===========      ========

* Net of Foreign Taxes
  Withheld....................    $      230      $    26,518     $    11,231      $     --
                                  ==========      ===========     ===========      ========
+ Period 12/31/02 (inception)
  to 6/30/03.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  LARGE CAP VALUE FUND
                           ----------------------------------
                              YEAR ENDED        YEAR ENDED
                            JUNE 30, 2003     JUNE 30, 2002
-------------------------------------------------------------
OPERATIONS:
    Net investment
     income..............    $   648,527       $   544,975
    Net realized gains
     (losses) on
     securities..........         62,972         3,911,263
    Net change in
     unrealized
appreciation/depreciation
     of securities.......      4,583,327        (6,044,163)
                             -----------       -----------
        Net increase
        (decrease) in net
        assets resulting
        from
        operations.......      5,294,826        (1,587,925)
                             -----------       -----------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
    Investment income --
     net:
      Class I............       (402,376)         (355,687)
      Class A............       (104,103)               (0)**
      Class B............         (1,610)               --
      Class C............         (5,830)               --
    Realized gain on
     investments -- net:
      Class I............     (2,763,994)       (1,195,946)
      Class A............       (593,175)               (1)
      Class B............        (16,162)               --
      Class C............        (82,303)               --
                             -----------       -----------
        Net decrease in
        net assets
        resulting from
        dividends and
        distributions to
        shareholders.....     (3,969,553)       (1,551,634)
                             -----------       -----------
CAPITAL SHARE
  TRANSACTIONS:
    Net increase in net
     assets derived from
     capital share
     transactions........     27,364,247         2,913,733
NET ASSETS:
    Total increase
     (decrease) in net
     assets..............     28,689,520          (225,826)
    Beginning of year....     47,045,410        47,271,236
                             -----------       -----------
    End of year*.........    $75,734,930       $47,045,410
                             ===========       ===========
* Undistributed
  investment income --
  net....................    $   331,538       $   217,559
                             ===========       ===========
** Amount is less than
  $1.
+ Commencement of
  operations.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                                                      ALL CAP VALUE FUND
                                   MID-CAP VALUE FUND                 SMALL CAP VALUE FUND         ------------------------
                           ----------------------------------  ----------------------------------           PERIOD
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        DECEMBER 31, 2002+
                            JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2003     JUNE 30, 2002     THROUGH JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment
     income..............    $    971,058      $    426,143      $    351,737      $    333,848           $    3,113
    Net realized gains
     (losses) on
     securities..........        (290,749)        2,895,352         3,442,200         7,056,211               15,113
    Net change in
     unrealized
appreciation/depreciation
     of securities.......      22,562,435        (1,752,215)       25,466,956         4,425,758              278,505
                             ------------      ------------      ------------      ------------           ----------
        Net increase
        (decrease) in net
        assets resulting
        from
        operations.......      23,242,744         1,569,280        29,260,893        11,815,817              296,731
                             ------------      ------------      ------------      ------------           ----------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
    Investment income --
     net:
      Class I............        (282,763)         (319,841)         (166,924)         (443,626)                  --
      Class A............         (61,148)          (31,783)          (76,338)             (980)                  --
      Class B............              --           (37,628)           (1,797)               --                   --
      Class C............              --           (18,096)           (2,813)               --                   --
    Realized gain on
     investments -- net:
      Class I............      (1,750,822)       (1,619,277)               --                --                   --
      Class A............        (595,947)         (188,750)               --                --                   --
      Class B............        (224,549)         (395,841)               --                --                   --
      Class C............        (207,278)         (204,821)               --                --                   --
                             ------------      ------------      ------------      ------------           ----------
        Net decrease in
        net assets
        resulting from
        dividends and
        distributions to
        shareholders.....      (3,122,507)       (2,816,037)         (247,872)         (444,606)                  --
                             ------------      ------------      ------------      ------------           ----------
CAPITAL SHARE
  TRANSACTIONS:
    Net increase in net
     assets derived from
     capital share
     transactions........     128,236,404        66,858,053       116,899,975        55,169,956            3,263,036
NET ASSETS:
    Total increase
     (decrease) in net
     assets..............     148,356,641        65,611,296       145,912,996        66,541,167            3,559,767
    Beginning of year....     102,978,263        37,366,967       115,340,248        48,799,081                   --
                             ------------      ------------      ------------      ------------           ----------
    End of year*.........    $251,334,904      $102,978,263      $261,253,244      $115,340,248           $3,559,767
                             ============      ============      ============      ============           ==========
* Undistributed
  investment income --
  net....................    $    691,015      $    187,045      $    113,238      $    247,914           $    3,113
                             ============      ============      ============      ============           ==========
** Amount is less than
  $1.
+ Commencement of
  operations.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                       INCOME FROM INVESTMENT
                                             OPERATIONS
                                  --------------------------------
                                             NET GAINS
                                             (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                         NET                    ON                   --------------------------------     NET
                        ASSET                SECURITIES              DIVIDENDS                           ASSET
                       VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                       BEGINNING    NET      REALIZED      FROM        NET       (FROM                    END
LARGE CAP                OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
VALUE FUND             PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended
    6/30/2003           $15.99     $ 0.17      $ 0.36      $ 0.53     $(0.16)    $(1.10)     $(1.26)     $15.26      4.95%
    6/30/2002            16.82       0.22       (0.32)      (0.10)     (0.15)     (0.58)      (0.73)      15.99     (0.38)
    6/30/2001            13.02       0.31        3.80        4.11      (0.31)        --       (0.31)      16.82     31.90
    6/30/2000            19.96       0.39       (4.14)      (3.75)     (0.39)     (2.80)      (3.19)      13.02    (19.82)
    6/30/1999            22.02       0.41        0.82        1.23      (0.41)     (2.88)      (3.29)      19.96      7.32

CLASS A
  Year ended
    6/30/2003            15.98       0.16        0.35        0.51      (0.14)     (1.10)      (1.24)      15.25      4.79
  Period from
    10/26/2001(1) to
    6/30/2002            15.57       0.13        0.87        1.00      (0.09)     (0.50)      (0.59)      15.98      6.51

CLASS B
  Year ended
    6/30/2003            15.93       0.04        0.36        0.40      (0.09)     (1.10)      (1.19)      15.14      4.05
  Period from
    2/4/2002(1) to
    6/30/2002            15.60       0.02        0.31        0.33         --         --          --       15.93      2.12
CLASS C
  Year ended
    6/30/2003            15.92      (0.16)       0.56        0.40      (0.07)     (1.10)      (1.17)      15.15      4.05
  Period from
    2/4/2002(1) to
    6/30/2002            15.60       0.03        0.29        0.32         --         --          --       15.92      2.05

                         NET        RATIOS TO AVERAGE NET ASSETS
                       ASSETS,    ---------------------------------
                        END OF                             INVESTMENT
                        PERIOD    EXPENSES,                INCOME
LARGE CAP                (IN      NET OF                     --
VALUE FUND             THOUSANDS) REIMBURSEMENT EXPENSES    NET
                       --------------------------------------------
---------------------
CLASS I
  Year ended
    6/30/2003          $ 44,077      1.05%        1.34%      1.32%
    6/30/2002            39,215      1.00         1.50       1.30
    6/30/2001            47,271      0.95         1.20       1.96
    6/30/2000            79,313      0.95         1.02       2.37
    6/30/1999           148,734      0.91         0.91       2.09
CLASS A
  Year ended
    6/30/2003            28,704      1.30         1.59       1.07
  Period from
    10/26/2001(1) to
    6/30/2002             6,546      1.25(3)      1.75(3)    1.05(3)
CLASS B
  Year ended
    6/30/2003               546      2.05         2.34       0.32
  Period from
    2/4/2002(1) to
    6/30/2002               193      2.00(3)      2.50(3)    0.30(3)
CLASS C
  Year ended
    6/30/2003             2,408      2.05         2.34       0.32
  Period from
    2/4/2002(1) to
    6/30/2002             1,092      2.00(3)      2.50(3)    0.30(3)

                                                                     YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------
                                                     2003                    2002                    2001
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              35%                     96%                     26%

                                           YEAR ENDED JUNE 30,
                                     --------------------------------
                                       2000                    1999
                                     --------------------------------
-----------------------------------
PORTFOLIO TURNOVER RATE                41%                     18%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                        INCOME FROM INVESTMENT
                                              OPERATIONS
                                   --------------------------------
                                              NET GAINS                 DIVIDENDS AND DISTRIBUTIONS
                          NET                   ON                    --------------------------------     NET
                         ASSET                SECURITIES              DIVIDENDS                           ASSET
                        VALUE,                 (BOTH       TOTAL       (FROM     DISTRIBUTIONS           VALUE,
                        BEGINNING    NET      REALIZED      FROM        NET       (FROM                    END
MID-CAP                   OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
VALUE FUND              PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended
    6/30/2003            $17.01     $ 0.09      $0.93       $1.02      $(0.05)    $(0.34)     $(0.39)     $17.64      6.46%
    6/30/2002             17.14       0.11       0.68        0.79       (0.15)     (0.77)      (0.92)      17.01      4.77
    6/30/2001             12.75       0.18       4.84        5.02       (0.27)     (0.36)      (0.63)      17.14     40.36
    6/30/2000             12.03       0.18       0.97        1.15       (0.14)     (0.29)      (0.43)      12.75     10.41
    6/30/1999             12.92       0.16       0.46        0.62          --      (1.51)      (1.51)      12.03      7.66

CLASS A
  Year ended
    6/30/2003             16.99       0.05       0.94        0.99       (0.03)     (0.34)      (0.37)      17.61      6.26
    6/30/2002             17.12       0.11       0.66        0.77       (0.13)     (0.77)      (0.90)      16.99      4.64
  Period from
    1/2/2001(1)
    to 6/30/2001          15.02       0.04       2.06        2.10          --         --          --       17.12     13.98

CLASS B
  Year ended
    6/30/2003             16.85      (0.02)      0.87        0.85          --      (0.34)      (0.34)      17.36      5.41
    6/30/2002             17.06         --       0.63        0.63       (0.07)     (0.77)      (0.84)      16.85      3.82
  Period from
    1/2/2001(1)
    to 6/30/2001          15.02       0.01       2.03        2.04          --         --          --       17.06     13.58

CLASS C
  Year ended
    6/30/2003             16.87      (0.01)      0.86        0.85          --      (0.34)      (0.34)      17.38      5.40
    6/30/2002             17.07       0.02       0.62        0.64       (0.07)     (0.77)      (0.84)      16.87      3.85
  Period from
    1/2/2001(1)
    to 6/30/2001          15.02       --(4)      2.05        2.05          --         --          --       17.07     13.65

                          NET        RATIOS TO AVERAGE NET ASSETS
                        ASSETS,    ---------------------------------
                         END OF                             INVESTMENT
                         PERIOD    EXPENSES,                 INCOME
MID-CAP                   (IN      NET OF                      --
VALUE FUND              THOUSANDS) REIMBURSEMENT EXPENSES     NET
                        --------------------------------------------
----------------------
CLASS I
  Year ended
    6/30/2003           $162,404      1.15%        1.22%      0.88%
    6/30/2002             63,741      1.15         1.40       0.94
    6/30/2001             30,198      1.15         1.57       1.91
    6/30/2000             10,260      1.15         1.92       2.12
    6/30/1999                687      1.05         2.02       1.43
CLASS A
  Year ended
    6/30/2003             60,159      1.40         1.47       0.63
    6/30/2002             18,790      1.40         1.65       0.69
  Period from
    1/2/2001(1)
    to 6/30/2001             844      1.40(3)      2.22(3)    1.02(3)
CLASS B
  Year ended
    6/30/2003             13,562      2.15         2.22      (0.12)
    6/30/2002             11,363      2.15         2.40      (0.07)
  Period from
    1/2/2001(1)
    to 6/30/2001           3,925      2.15(3)      2.96(3)    0.23(3)
CLASS C
  Year ended
    6/30/2003             15,209      2.15         2.22      (0.12)
    6/30/2002              9,084      2.15         2.40      (0.07)
  Period from
    1/2/2001(1)
    to 6/30/2001           2,400      2.14(3)      2.96(3)    0.18(3)

                                                                                 YEAR ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                 2003                    2002                    2001
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                          56%                      82%                    138%

                                                       YEAR ENDED JUNE 30,
                                                 --------------------------------
                                                   2000                    1999
                                                 --------------------------------
-----------------------------------------------
PORTFOLIO TURNOVER RATE                            179%                    113%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

(4) AMOUNT IS LESS THAN $0.01 PER SHARE.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                       INCOME FROM INVESTMENT
                                             OPERATIONS
                                  --------------------------------
                                             NET GAINS
                                             (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                         NET                    ON                   --------------------------------     NET
                        ASSET                SECURITIES              DIVIDENDS                           ASSET
                       VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                       BEGINNING    NET      REALIZED      FROM        NET       (FROM                    END
SMALL CAP                OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
VALUE FUND             PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended
    6/30/2003           $31.83     $ 0.08      $ 2.69      $ 2.77     $(0.05)    $   --      $(0.05)     $34.55      8.72%
    6/30/2002            26.63       0.07        5.33        5.40      (0.20)        --       (0.20)      31.83     20.45
    6/30/2001            17.11       0.25        9.28        9.53      (0.01)        --       (0.01)      26.63     55.69
    6/30/2000            21.02       0.02       (3.93)      (3.91)        --         --          --       17.11    (18.60)
    6/30/1999            26.48      (0.05)      (3.88)      (3.93)        --      (1.53)      (1.53)      21.02    (14.26)

CLASS A
  Year ended
    6/30/2003            32.12      (0.11)       2.85        2.74      (0.05)        --       (0.05)      34.81      8.57
    6/30/2002            26.86       0.20        5.26        5.46      (0.20)        --       (0.20)      32.12     20.47
  Period from
    10/6/2000(1) to
    6/30/2001            19.64       0.16        7.07        7.23      (0.01)        --       (0.01)      26.86     38.28

CLASS B
  Year ended
    6/30/2003            31.71      (0.13)       2.55        2.42      (0.03)        --       (0.03)      34.10      7.63
  Period from
    2/4/2002(1) to
    6/30/2002            28.84      (0.03)       2.90        2.87         --         --          --       31.71      9.99

CLASS C
  Year ended
    6/30/2003            31.71      (0.14)       2.58        2.44      (0.02)        --       (0.02)      34.13      7.66
  Period from
    2/4/2002(1) to
    6/30/2002            28.84      (0.04)       2.91        2.87         --         --          --       31.71      9.99

                         NET        RATIOS TO AVERAGE NET ASSETS
                       ASSETS,    ---------------------------------
                        END OF                             INVESTMENT
                        PERIOD    EXPENSES,                INCOME
SMALL CAP                (IN      NET OF                     --
VALUE FUND             THOUSANDS) REIMBURSEMENT EXPENSES    NET
                       --------------------------------------------
---------------------
CLASS I
  Year ended
    6/30/2003          $136,680      1.22%        1.25%      0.36%
    6/30/2002            97,458      1.24         1.32       0.49
    6/30/2001            48,773      1.24         1.32       1.16
    6/30/2000            32,233      1.32         1.32       0.11
    6/30/1999            53,377      1.05         1.19      (0.26)
CLASS A
  Year ended
    6/30/2003           111,208      1.47         1.50       0.11
    6/30/2002            13,660      1.49         1.57       0.24
  Period from
    10/6/2000(1) to
    6/30/2001                26      1.50(3)      1.62(3)    1.42(3)
CLASS B
  Year ended
    6/30/2003             4,689      2.22         2.25      (0.64)
  Period from
    2/4/2002(1) to
    6/30/2002               738      2.24(3)      2.32(3)   (0.51)(3)
CLASS C
  Year ended
    6/30/2003             8,676      2.22         2.25      (0.64)
  Period from
    2/4/2002(1) to
    6/30/2002             3,484      2.24(3)      2.32(3)   (0.51)(3)

                                                                                    YEAR ENDED JUNE 30,
                                                                  --------------------------------------------------------
                                                                    2003                    2002                    2001
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             54%                     75%                     197%

                                                          YEAR ENDED JUNE 30,
                                                    --------------------------------
                                                      2000                    1999
                                                    --------------------------------
--------------------------------------------------
PORTFOLIO TURNOVER RATE                               97%                     105%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                         INCOME FROM INVESTMENT
                                               OPERATIONS
                                    --------------------------------
                                               NET GAINS                 DIVIDENDS AND DISTRIBUTIONS
                           NET                   ON                    --------------------------------     NET
                          ASSET                SECURITIES              DIVIDENDS                           ASSET
                         VALUE,                 (BOTH       TOTAL       (FROM     DISTRIBUTIONS           VALUE,
                         BEGINNING   NET       REALIZED      FROM        NET       (FROM                    END
ALL CAP                    OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
VALUE FUND               PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
  Period from
    12/31/02(1)
    to 6/30/03            $10.00     $0.01       $2.57       $2.58      $   --     $   --      $   --      $12.58     25.80%

CLASS A
  Period from
    12/31/02(1)
    to 6/30/03             10.00      0.03        2.59        2.62          --         --          --      $12.62     26.20%

                           NET        RATIOS TO AVERAGE NET ASSETS
                         ASSETS,    ---------------------------------
                         END OF                              INVESTMENT
                         PERIOD     EXPENSES,                 INCOME
ALL CAP                    (IN      NET OF                      --
VALUE FUND               THOUSANDS) REIMBURSEMENT EXPENSES     NET
                         --------------------------------------------
-----------------------
CLASS I
  Period from
    12/31/02(1)
    to 6/30/03            $3,560       1.10%(3)     5.84%(3)  0.47%(3)
CLASS A
  Period from
    12/31/02(1)
    to 6/30/03            $   --       1.10%(3)     5.84%(3)  0.47%(3)

                                                                            PERIOD DECEMBER 31, 2002(1)
                                                                               THROUGH JUNE 30, 2003
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                                  11%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2003

NOTE 1.
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of four series of shares. The Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds hereafter are referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

All Funds currently have four classes of shares: Class A, Class B, Class C and Class I. The All Cap Value Fund has issued only Class I and Class A shares. Class A shares are sold with a front-end sales charge. A deferred sales charge of 1% is assessed on certain redemptions of Class A shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures).

The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of regular trading on the New York Stock Exchange (which is currently
4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/ dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust which are not attributable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2004. For the fiscal year ended June 30, 2003, the Advisor waived expenses as follows:

                                LARGE CAP    MID-CAP     SMALL CAP   ALL CAP
                                  VALUE       VALUE        VALUE      VALUE

-----------------------------------------------------------------------------
Annual Advisory Rate..........      0.75%        0.75%        0.75%     0.75%
Annual cap on expenses --
  Class I.....................      1.05%        1.15%        1.25%     1.25%
Annual cap on expenses --
  Class A.....................      1.30%        1.40%        1.50%     1.50%
Annual cap on expenses --                                              Not
  Class B.....................      2.05%        2.15%        2.25%  applicable
Annual cap on expenses --                                              Not
  Class C.....................      2.05%        2.15%        2.25%  applicable
Investment advisory fees
  earned for the year.........  $397,860   $1,064,516   $1,134,911   $ 4,906
Investment advisory fees
  waived/expense reimbursed
  for the year................  $153,790   $  104,786   $   42,281   $31,414

The Trust has also entered into a Distribution Agreement and a Distribution Plan with Stephens Inc. (the "Distributor" or "Stephens"), a wholly owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of

1940, the Funds pay ongoing distribution and service fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                    DISTRIBUTION AND SERVICE
                                                              FEE

----------------------------------------------------------------------------
Class A...........................................                0.25%
Class B...........................................                1.00%
Class C...........................................                1.00%

Pursuant to separate agreements with the Distributor, selected dealers also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related shareholder services to Class A, Class B and Class C shareholders. Under separate agreements with the Trust, Distributor or Advisor, other financial intermediaries may be paid service fees by Class A shareholders.

For the fiscal year ended June 30, 2003, Stephens earned underwriting concessions and dealer commissions on sales of the Funds' shares as follows:

                                          UNDERWRITING    DEALER
                                          CONCESSIONS   COMMISSIONS

-------------------------------------------------------------------
Large Cap Value Fund -- Class A.........     $1,401       $16,212
Large Cap Value Fund -- Class B.........         --           880
Large Cap Value Fund -- Class C.........         --         1,209
Mid-Cap Value Fund -- Class A...........      6,348        49,640
Mid-Cap Value Fund -- Class B...........         --        13,146
Mid-Cap Value Fund -- Class C...........         --         7,022
Small Cap Value Fund -- Class A.........      7,166         4,967
Small Cap Value Fund -- Class B.........         --         4,478
Small Cap Value Fund -- Class C.........         --         1,295
All Cap Value Fund -- Class A...........         --            --

Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

The Trust entered into an Administration Agreement with Stephens.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures, which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
INVESTMENTS. Purchases and sales of investment securities, excluding short-term investments, for the fiscal year ended June 30, 2003 were as follows:

                                LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE  ALL CAP VALUE

----------------------------------------------------------------------------------------------
Purchases.....................    $39,480,091    $199,096,138    $195,615,807     $3,327,671
Sales.........................     18,455,256      80,244,414      78,879,603        162,215

The following information is presented on an income tax basis as of June 30, 2003:

                                LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE  ALL CAP VALUE

----------------------------------------------------------------------------------------------
Cost of investment............    $60,202,524    $214,972,538    $219,206,239     $3,180,569
----------------------------------------------------------------------------------------------
Gross unrealized
  appreciation................     11,676,236      31,623,523      38,231,698        328,167
Gross unrealized
  depreciation................     (1,839,658)     (8,301,460)     (6,326,099)       (49,662)
----------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) on
  investments.................      9,836,578      23,322,063      31,905,599        278,505
----------------------------------------------------------------------------------------------
Distributable ordinary
  income......................        351,178       1,679,621         113,238         18,226
Distributable long-term
  gains.......................        183,903         551,858           8,233             --

Any differences between book and tax are due primarily to wash sale losses and REITs tax adjustments.

The tax components of dividends paid during the years ended June 30, 2003 and 2002, capital loss carryforwards as of June 30, 2003, and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                JUNE 30, 2003                               JUNE 30, 2002
                           --------------------------------------------------------  ----------------------------
                             ORDINARY       LONG-TERM    NET CAPITAL                   ORDINARY       LONG-TERM
                              INCOME      CAPITAL GAINS      LOSS      POST-OCTOBER     INCOME      CAPITAL GAINS
                           DISTRIBUTIONS  DISTRIBUTIONS   CARRYOVERS      LOSSES     DISTRIBUTIONS  DISTRIBUTIONS

-----------------------------------------------------------------------------------------------------------------
Large Cap Value..........   $  717,539     $3,252,014          --        $131,112     $  217,559     $2,993,820
Mid-Cap Value............    1,815,502      1,307,005          --         457,125      1,616,574      1,306,988
Small Cap Value..........      247,914             --          --         766,913        247,914             --
All Cap Value............           --             --          --              --             --             --

NOTE 4.
CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for each class were as follows:

                                   FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                     JUNE 30, 2003            JUNE 30, 2002
                                 ----------------------  ------------------------
                                              DOLLAR                    DOLLAR
LARGE CAP VALUE FUND -- CLASS I   SHARES      AMOUNT       SHARES       AMOUNT

---------------------------------------------------------------------------------
Shares sold...................     958,573  $12,974,921   1,137,148  $ 18,589,523
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     180,419    2,311,235     100,673     1,542,061
                                 ---------  -----------  ----------  ------------
Total issued..................   1,138,992   15,286,156   1,237,821    20,131,584
Shares redeemed...............    (704,392)  (9,286,493) (1,594,752)  (25,217,871)
                                 ---------  -----------  ----------  ------------
Net increase..................     434,600  $ 5,999,663    (356,931) $ (5,086,287)
                                 =========  ===========  ==========  ============

                                                             FOR THE PERIOD
                                    FOR THE YEAR ENDED    OCTOBER 26, 2001* TO
                                      JUNE 30, 2003           JUNE 30, 2002
                                  ----------------------  ---------------------
                                               DOLLAR                 DOLLAR
LARGE CAP VALUE FUND -- CLASS A    SHARES      AMOUNT      SHARES     AMOUNT

-------------------------------------------------------------------------------
Shares sold....................   1,677,326  $22,529,194  435,985   $7,115,744
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................      46,565      602,583       --           --
                                  ---------  -----------  -------   ----------
Total issued...................   1,723,891   23,131,777  435,985    7,115,744
Shares redeemed................    (250,968)  (3,345,649) (26,290)    (429,705)
                                  ---------  -----------  -------   ----------
Net increase...................   1,472,923  $19,786,128  409,695   $6,686,039
                                  =========  ===========  =======   ==========

                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED   FEBRUARY 4, 2002* TO
                                     JUNE 30, 2003        JUNE 30, 2002
                                  -------------------  --------------------
                                             DOLLAR                DOLLAR
LARGE CAP VALUE FUND -- CLASS B    SHARES    AMOUNT     SHARES     AMOUNT

---------------------------------------------------------------------------
Shares sold....................    26,616   $355,640    12,106    $203,377
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................       200      2,555        --          --
                                   ------   --------    ------    --------
Total issued...................    26,816    358,195    12,106     203,377
Shares redeemed................    (2,867)   (40,162)       --          --
                                   ------   --------    ------    --------
Net increase...................    23,949   $318,033    12,106    $203,377
                                   ======   ========    ======    ========

                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED   FEBRUARY 4, 2002* TO
                                     JUNE 30, 2003        JUNE 30, 2002
                                  -------------------  --------------------
                                             DOLLAR               DOLLAR
LARGE CAP VALUE FUND -- CLASS C   SHARES     AMOUNT    SHARES     AMOUNT

---------------------------------------------------------------------------
Shares sold....................   113,232  $1,567,010  68,581   $1,111,117
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................       625       8,043      --           --
                                  -------  ----------  ------   ----------
Total issued...................   113,857   1,575,053  68,581    1,111,117
Shares redeemed................   (23,416)   (314,630)    (31)        (513)
                                  -------  ----------  ------   ----------
Net increase...................    90,441  $1,260,423  68,550   $1,110,604
                                  =======  ==========  ======   ==========

                                   FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                     JUNE 30, 2003            JUNE 30, 2002
                                ------------------------  ----------------------
                                               DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS I     SHARES       AMOUNT      SHARES      AMOUNT

--------------------------------------------------------------------------------
Shares sold...................   7,534,883  $116,936,297  2,295,394  $39,741,136
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      83,275     1,222,479    109,237    1,802,408
                                ----------  ------------  ---------  -----------
Total issued..................   7,618,158   118,158,776  2,404,631   41,543,544
Shares redeemed...............  (2,160,651)  (31,957,281)  (419,366)  (7,289,638)
                                ----------  ------------  ---------  -----------
Net increase..................   5,457,507  $ 86,201,495  1,985,265  $34,253,906
                                ==========  ============  =========  ===========

                                  FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                     JUNE 30, 2003           JUNE 30, 2002
                                -----------------------  ----------------------
                                              DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS A    SHARES       AMOUNT      SHARES      AMOUNT

-------------------------------------------------------------------------------
Shares sold...................  3,121,375  $ 46,963,574  1,077,323  $18,806,147
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     23,292       341,695     12,875      212,310
                                ---------  ------------  ---------  -----------
Total issued..................  3,144,667    47,305,269  1,090,198   19,018,457
Shares redeemed...............   (833,790)  (12,304,498)   (33,432)    (571,921)
                                ---------  ------------  ---------  -----------
Net increase..................  2,310,877  $ 35,000,771  1,056,766  $18,446,536
                                =========  ============  =========  ===========

                                 FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                    JUNE 30, 2003         JUNE 30, 2002
                                ---------------------  -------------------
                                            DOLLAR                DOLLAR
MID-CAP VALUE FUND -- CLASS B    SHARES     AMOUNT     SHARES     AMOUNT

--------------------------------------------------------------------------
Shares sold...................   335,558  $ 5,063,561  469,406  $7,885,081
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     1,258       18,263   21,275     349,545
                                --------  -----------  -------  ----------
Total issued..................   336,816    5,081,824  490,681   8,234,626
Shares redeemed...............  (230,008)  (3,469,681) (46,299)   (794,250)
                                --------  -----------  -------  ----------
Net increase..................   106,808  $ 1,612,143  444,382  $7,440,376
                                ========  ===========  =======  ==========

                                 FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                    JUNE 30, 2003         JUNE 30, 2002
                                ---------------------  -------------------
                                            DOLLAR                DOLLAR
MID-CAP VALUE FUND -- CLASS C    SHARES     AMOUNT     SHARES     AMOUNT

--------------------------------------------------------------------------
Shares sold...................   478,821  $ 7,399,015  409,404  $6,928,242
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     2,916       42,397   12,365     203,285
                                --------  -----------  -------  ----------
Total issued..................   481,737    7,441,412  421,769   7,131,527
Shares redeemed...............  (145,170)  (2,019,417) (23,757)   (414,291)
                                --------  -----------  -------  ----------
Net increase..................   336,567  $ 5,421,995  398,012  $6,717,236
                                ========  ===========  =======  ==========

                                    FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                      JUNE 30, 2003             JUNE 30, 2002
                                 ------------------------  -----------------------
                                                DOLLAR                   DOLLAR
SMALL CAP VALUE FUND -- CLASS I    SHARES       AMOUNT      SHARES       AMOUNT

----------------------------------------------------------------------------------
Shares sold...................    2,033,946  $ 58,869,044  1,695,871  $ 52,016,013
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........        1,898        52,963     15,644       434,890
                                 ----------  ------------  ---------  ------------
Total issued..................    2,035,844    58,922,007  1,711,515    52,450,903
Shares redeemed...............   (1,140,825)  (32,101,714)  (481,625)  (14,992,368)
                                 ----------  ------------  ---------  ------------
Net increase..................      895,019  $ 26,820,293  1,229,890  $ 37,458,535
                                 ==========  ============  =========  ============

                                    FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                       JUNE 30, 2003          JUNE 30, 2002
                                  -----------------------  --------------------
                                                DOLLAR                DOLLAR
SMALL CAP VALUE FUND -- CLASS A    SHARES       AMOUNT     SHARES     AMOUNT

-------------------------------------------------------------------------------
Shares sold....................   3,384,161  $100,487,276  453,076  $14,432,130
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................       2,100        89,552       34          980
                                  ---------  ------------  -------  -----------
Total issued...................   3,386,261   100,576,828  453,110   14,433,110
Shares redeemed................    (617,272)  (18,175,782) (28,805)    (923,797)
                                  ---------  ------------  -------  -----------
Net increase...................   2,768,989  $ 82,401,046  424,305  $13,509,313
                                  =========  ============  =======  ===========

                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED   FEBRUARY 4, 2002* TO
                                     JUNE 30, 2003        JUNE 30, 2002
                                  -------------------  --------------------
                                             DOLLAR                DOLLAR
SMALL CAP VALUE FUND -- CLASS B   SHARES     AMOUNT     SHARES     AMOUNT

---------------------------------------------------------------------------
Shares sold....................   123,062  $3,598,196   24,325    $781,126
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................         8         208       --          --
                                  -------  ----------   ------    --------
Total issued...................   123,070   3,598,404   24,325     781,126
Shares redeemed................    (8,830)   (254,072)  (1,048)    (34,222)
                                  -------  ----------   ------    --------
Net increase...................   114,240  $3,344,332   23,277    $746,904
                                  =======  ==========   ======    ========

                                                           FOR THE PERIOD
                                   FOR THE YEAR ENDED   FEBRUARY 4, 2002* TO
                                     JUNE 30, 2003          JUNE 30, 2002
                                  --------------------  ---------------------
                                             DOLLAR                 DOLLAR
SMALL CAP VALUE FUND -- CLASS C   SHARES     AMOUNT      SHARES     AMOUNT

-----------------------------------------------------------------------------
Shares sold....................   200,496  $ 5,859,725  111,345   $3,502,804
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................        20          572       --           --
                                  -------  -----------  -------   ----------
Total issued...................   200,516    5,860,297  111,345    3,502,804
Shares redeemed................   (56,167)  (1,525,993)  (1,485)     (47,600)
                                  -------  -----------  -------   ----------
Net increase...................   144,349  $ 4,334,304  109,860   $3,455,204
                                  =======  ===========  =======   ==========

* COMMENCEMENT OF OPERATIONS.

                                              FOR THE PERIOD
                                           DECEMBER 31, 2002* TO
                                               JUNE 30, 2003
                                          -----------------------
                                                        DOLLAR
ALL CAP VALUE FUND -- CLASS I              SHARES       AMOUNT

-----------------------------------------------------------------
Shares sold.............................   283,080    $3,263,026
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................        --            --
                                           -------    ----------
Total issued............................   283,080     3,263,026
Shares redeemed.........................        --            --
                                           -------    ----------
Net increase............................   283,080    $3,263,026
                                           =======    ==========

                                              FOR THE PERIOD
                                           DECEMBER 31, 2002* TO
                                               JUNE 30, 2003
                                          -----------------------
                                                         DOLLAR
ALL CAP VALUE FUND -- CLASS A               SHARES       AMOUNT

-----------------------------------------------------------------
Shares sold.............................         1         $10
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................        --          --
                                              ----         ---
Total issued............................         1          10
Shares redeemed.........................        --          --
                                              ----         ---
Net increase............................         1         $10
                                              ====         ===

  *  COMMENCEMENT OF OPERATIONS.

NOTE 5.
INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2003, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Large Cap Value Fund -- 100%, Mid-Cap Value Fund -- 72%, and Small Cap Value Fund -- 16%. Shareholders should consult their tax advisers.

NOTE 7.
SUBSEQUENT EVENTS (UNAUDITED). Effective August 28, 2003, both the Large Cap Value Fund and the Mid-Cap Value Fund will begin offering Class R shares and the All Cap Value Fund will begin offering Class C shares. Also effective
August 28, 2003, the Small Cap Value Fund will be closed to new investors.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Hotchkis and Wiley Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Hotchkis and Wiley Funds (hereafter referred to as the "Funds") at June 30, 2003, and the results of each of their operations for the year then ended and the changes in each of their net assets and their financial highlights for each of the years in the two year period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the years ended June 30, 2001 and prior were audited by other independent auditors whose reports dated August 10, 2001 for the Hotchkis and Wiley Large Cap Value Fund and August 13, 2001 for the Hotchkis and Wiley Mid Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund, expressed unqualified opinions on those financial highlights.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
August 12, 2003

INDEPENDENT TRUSTEES

                                                                                                     NUMBER OF
                                                 TERM OF                                           PORTFOLIOS IN
                                              OFFICE(1) AND                                        FUND COMPLEX
                              POSITION HELD     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY
NAME AND AGE                  WITH THE TRUST   TIME SERVED                FIVE YEARS                  TRUSTEE

----------------------------------------------------------------------------------------------------------------
Randall H. Breitenbach        Trustee         Trustee since  Co-Founder, Director and CEO,         1 registered
  (43)......................                  2001           BreitBurn Energy Company (1988 --     investment
                                                             present); Chairman, Finance           company
                                                             Committee, Stanford University PIC    consisting of
                                                             Endowment (1999 -- present).          4 portfolios
Robert L. Burch III (69)....  Trustee         Trustee since  Managing Partner, A.W. Jones Co.      1 registered
                                              2001           (investments) (since 1984);           investment
                                                             Chairman, Jonathan Mfg. Corp. (slide  company
                                                             manufacturing) (since 1977).          consisting of
                                                                                                   4 portfolios
John A.G. Gavin (72)........  Trustee         Trustee since  Formerly Partner and Managing         1 registered
                                              2001           Director, Hicks, Muse, Tate & Furst   investment
                                                             (Latin America) (private equity       company
                                                             investment firm) (1994 -- 2001);      consisting of
                                                             Chairman, Gamma Holdings              4 portfolios
                                                             (international capital and
                                                             consulting) (since 1968).


                              OTHER DIRECTORSHIPS HELD
NAME AND AGE                         BY TRUSTEE

---------------------------------------------------------------------------------
Randall H. Breitenbach        None
  (43)......................

Robert L. Burch III (69)....  None

John A.G. Gavin (72)........  Apex Mortgage
                              Capital, Inc.; Causeway
                              Capital Management Trust;
                              Claxson S.A.;
                              Ibero-America Media
                              Partners; International
                              Wire Corp.; TCW Galileo
                              Funds

INTERESTED TRUSTEE AND OFFICERS(3)

                                                                                               NUMBER OF
                                                TERM OF                                      PORTFOLIOS IN
                               POSITION(S)   OFFICE(2) AND                                   FUND COMPLEX
                              HELD WITH THE    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
NAME AND AGE                      TRUST       TIME SERVED           PAST FIVE YEARS             TRUSTEE

----------------------------------------------------------------------------------------------------------
Nancy D. Celick (52)........  President and  President and  Chief Operating Officer of the   1 registered
                              Trustee        Trustee(1)     Advisor (since 2001); First      investment
                                             since 2001     Vice President of Merrill Lynch  company
                                                            Investment Managers, L.P.        consisting of
                                                            ("MLIM") (2000 -- 2001);         4 portfolios
                                                            Director of MLIM (1993 --
                                                            1999).
Richard H. Blank, Jr.         Secretary      Secretary      Senior Vice President of
  (47)......................                 since 2001     Stephens Inc. (since 1983).
Anna Marie Lopez (35).......  Treasurer and  Treasurer and  Chief Compliance Officer of the
                              Assistant      Assistant      Advisor (since 2001);
                              Secretary      Secretary      Compliance Officer of MLIM
                                             since 2001     (1997 -- 2001).


                              OTHER DIRECTORSHIPS HELD BY
NAME AND AGE                            TRUSTEE
----------------------------------------------------------------------------------------------------------
Nancy D. Celick (52)........  None
Richard H. Blank, Jr.
  (47)......................
Anna Marie Lopez (35).......

------------------------

  1 EACH TRUSTEE SERVES UNTIL HIS/HER SUCCESSOR IS ELECTED AND QUALIFIED, OR UNTIL HIS/HER DEATH OR RESIGNATION OR REMOVAL AS PROVIDED IN THE TRUST'S AGREEMENT AND DECLARATION OF TRUST.
  2 "INTERESTED PERSON" WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940, ON THE BASIS OF HER AFFILIATION WITH THE TRUST'S ADVISOR.
  3  ELECTED BY AND SERVES AT THE PLEASURE OF THE BOARD OF TRUSTEES OF THE
     TRUST.

The Statement of Additional Information includes additional information about the Trust's Trustees and is available without charge upon request by calling the transfer agent at 1-866-HW-FUNDS (1-866-493-8637). The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Commission's website at http://www.sec.gov.

[GRAPHIC]

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR AND ADMINISTRATOR
Stephens Inc.
111 Center Street, Suite 300
Little Rock, Arkansas 72201

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

                                                               CODE #HWF-AR-0603

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

[HOTCHKIS AND WILEY FUNDS LOGO]
725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

JUNE 30, 2003

ANNUAL REPORT

Item 2 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 3 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered for periods ending before December 15, 2003)

Item 5 - Not applicable

Item 6 - Reserved

Item 7 - Not applicable

Item 8 - Reserved

Item 9(a) - The registrant's principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)are effective based on their evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 9(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 - Exhibits

(a)(1)- Not applicable.

(a)(2)- Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

(b) - Attach certification pursuant to Section 906 of the Sarbanes-Oxley Act. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds

By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: August 20, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Nancy D. Celick
    ----------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: August 20, 2003

By: /s/ Anna Marie Lopez
    ----------------------------------------
    Anna Marie Lopez,
    Chief Financial Officer of
    Hotchkis and Wiley Funds

Date: August 20, 2003

                                  EXHIBIT INDEX

            (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.